Distribution Date:	12/12/25	GS Mortgage Securities Trust 2017-GS5
Determination Date:	12/08/25
Next Distribution Date:	01/12/26
Record Date:	11/28/25	Commercial Mortgage Pass-Through Certificates
Series 2017-GS5

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
Additional Information	5	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Bond / Collateral Reconciliation - Cash Flows	6		Association
			Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7
			10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 1)	13-14		General	(305) 229-6465
Mortgage Loan Detail (Part 2)	15-16		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Principal Prepayment Detail	17	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Historical Detail	18
			Attention: GSMC 2017-GS5 Transaction Manager		notices@pentalphasurveillance.com
Delinquency Loan Detail	19		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Collateral Stratification and Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
Modified Loan Detail	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36252HAA9	2.045000%	13,770,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36252HAB7	3.218000%	51,316,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	36252HAC5	3.409000%	248,000,000.00	226,688,857.66	0.00	643,985.26	0.00	0.00	643,985.26	226,688,857.66	33.55%	30.00%
A-4	36252HAD3	3.674000%	381,598,000.00	381,598,000.00	0.00	1,168,325.88	0.00	0.00	1,168,325.88	381,598,000.00	33.55%	30.00%
A-AB	36252HAE1	3.467000%	28,604,000.00	6,107,342.20	491,222.03	17,645.13	0.00	0.00	508,867.16	5,616,120.17	33.55%	30.00%
A-S	36252HAH4	3.826000%	80,078,000.00	80,078,000.00	0.00	255,315.36	0.00	0.00	255,315.36	80,078,000.00	24.88%	22.25%
B	36252HAJ0	4.047000%	72,329,000.00	72,329,000.00	0.00	243,929.55	0.00	0.00	243,929.55	72,329,000.00	17.06%	15.25%
C	36252HAK7	4.299000%	43,914,000.00	43,914,000.00	0.00	157,321.91	0.00	0.00	157,321.91	43,914,000.00	12.30%	11.00%
D	36252HAL5	3.509000%	46,497,000.00	46,497,000.00	0.00	179,626.11	0.00	0.00	179,626.11	46,497,000.00	7.27%	6.50%
E	36252HAQ4	4.424454%	21,957,000.00	21,957,000.00	0.00	72,651.41	0.00	0.00	72,651.41	21,957,000.00	4.89%	4.38%
F*	36252HAS0	4.424454%	10,333,000.00	10,333,000.00	0.00	0.00	0.00	0.00	0.00	10,333,000.00	3.77%	3.38%
G	36252HAU5	4.424454%	34,873,240.00	34,873,240.00	0.00	0.00	0.00	0.00	0.00	34,873,240.00	0.00%	0.00%
Retained	N/A	4.424454%	28,672,425.00	25,650,705.94	13,631.03	91,298.56	0.00	0.00	104,929.59	25,637,074.91	0.00%	0.00%
Interest
R	36252HAW1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,061,941,665.00	950,026,145.80	504,853.06	2,830,099.17	0.00	0.00	3,334,952.23	949,521,292.74

X-A	36252HAF8	0.821249%	803,366,000.00	694,472,199.86	0.00	475,278.85	0.00	0.00	475,278.85	693,980,977.83
X-B	36252HAG6	0.377454%	72,329,000.00	72,329,000.00	0.00	22,750.75	0.00	0.00	22,750.75	72,329,000.00
X-C	36252HAY7	0.125454%	43,914,000.00	43,914,000.00	0.00	4,591.00	0.00	0.00	4,591.00	43,914,000.00
X-D	36252HAN1	0.915454%	46,497,000.00	46,497,000.00	0.00	48,708.45	0.00	0.00	48,708.45	46,497,000.00
Notional SubTotal			966,106,000.00	857,212,199.86	0.00	551,329.05	0.00	0.00	551,329.05	856,720,977.83

Deal Distribution Total					504,853.06	3,381,428.22	0.00	0.00	3,886,281.28

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36252HAA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36252HAB7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	36252HAC5	914.06797444	0.00000000	2.59671476	0.00000000	0.00000000	0.00000000	0.00000000	2.59671476	914.06797444
A-4	36252HAD3	1,000.00000000	0.00000000	3.06166668	0.00000000	0.00000000	0.00000000	0.00000000	3.06166668	1,000.00000000
A-AB	36252HAE1	213.51357153	17.17319361	0.61687631	0.00000000	0.00000000	0.00000000	0.00000000	17.79006992	196.34037792
A-S	36252HAH4	1,000.00000000	0.00000000	3.18833337	0.00000000	0.00000000	0.00000000	0.00000000	3.18833337	1,000.00000000
B	36252HAJ0	1,000.00000000	0.00000000	3.37249997	0.00000000	0.00000000	0.00000000	0.00000000	3.37249997	1,000.00000000
C	36252HAK7	1,000.00000000	0.00000000	3.58250011	0.00000000	0.00000000	0.00000000	0.00000000	3.58250011	1,000.00000000
D	36252HAL5	1,000.00000000	0.00000000	3.86317633	(0.93900961)	0.00000000	0.00000000	0.00000000	3.86317633	1,000.00000000
E	36252HAQ4	1,000.00000000	0.00000000	3.30880403	0.37824156	6.05455481	0.00000000	0.00000000	3.30880403	1,000.00000000
F	36252HAS0	1,000.00000000	0.00000000	0.00000000	3.68704539	24.98664086	0.00000000	0.00000000	0.00000000	1,000.00000000
G	36252HAU5	1,000.00000000	0.00000000	0.00000000	3.68704543	93.83832274	0.00000000	0.00000000	0.00000000	1,000.00000000
Retained	N/A	894.61236502	0.47540555	3.18419387	0.11428228	3.54564534	0.00000000	0.00000000	3.65959942	894.13695947
Interest
R	36252HAW1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36252HAF8	864.45306356	0.00000000	0.59160937	0.00000000	0.00000000	0.00000000	0.00000000	0.59160937	863.84160872
X-B	36252HAG6	1,000.00000000	0.00000000	0.31454534	0.00000000	0.00000000	0.00000000	0.00000000	0.31454534	1,000.00000000
X-C	36252HAY7	1,000.00000000	0.00000000	0.10454525	0.00000000	0.00000000	0.00000000	0.00000000	0.10454525	1,000.00000000
X-D	36252HAN1	1,000.00000000	0.00000000	1.04756113	(0.28468267)	0.00000000	0.00000000	0.00000000	1.04756113	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	11/01/25 - 11/30/25	30	0.00	643,985.26	0.00	643,985.26	0.00	0.00	0.00	643,985.26	0.00
A-4	11/01/25 - 11/30/25	30	0.00	1,168,325.88	0.00	1,168,325.88	0.00	0.00	0.00	1,168,325.88	0.00
A-AB	11/01/25 - 11/30/25	30	0.00	17,645.13	0.00	17,645.13	0.00	0.00	0.00	17,645.13	0.00
X-A	11/01/25 - 11/30/25	30	0.00	475,278.85	0.00	475,278.85	0.00	0.00	0.00	475,278.85	0.00
X-B	11/01/25 - 11/30/25	30	0.00	22,750.75	0.00	22,750.75	0.00	0.00	0.00	22,750.75	0.00
A-S	11/01/25 - 11/30/25	30	0.00	255,315.36	0.00	255,315.36	0.00	0.00	0.00	255,315.36	0.00
B	11/01/25 - 11/30/25	30	0.00	243,929.55	0.00	243,929.55	0.00	0.00	0.00	243,929.55	0.00
C	11/01/25 - 11/30/25	30	0.00	157,321.91	0.00	157,321.91	0.00	0.00	0.00	157,321.91	0.00
X-C	11/01/25 - 11/30/25	30	0.00	4,591.00	0.00	4,591.00	0.00	0.00	0.00	4,591.00	0.00
D	11/01/25 - 11/30/25	30	43,533.83	135,964.98	0.00	135,964.98	(43,661.13)	0.00	0.00	179,626.11	0.00
X-D	11/01/25 - 11/30/25	30	13,188.26	35,471.57	0.00	35,471.57	(13,236.89)	0.00	0.00	48,708.45	0.00
E	11/01/25 - 11/30/25	30	124,176.97	80,956.45	0.00	80,956.45	8,305.05	0.00	0.00	72,651.41	132,939.86
F	11/01/25 - 11/30/25	30	219,280.22	38,098.24	0.00	38,098.24	38,098.24	0.00	0.00	0.00	258,186.96
G	11/01/25 - 11/30/25	30	3,132,318.13	128,579.22	0.00	128,579.22	128,579.22	0.00	0.00	0.00	3,272,446.35
Retained
	11/01/25 - 11/30/25	30	98,024.08	94,575.32	0.00	94,575.32	3,276.75	0.00	0.00	91,298.56	101,662.25
Interest
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			3,630,521.49	3,502,789.47	0.00	3,502,789.47	121,361.24	0.00	0.00	3,381,428.22	3,765,235.42

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,886,281.28
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,518,848.11	Master Servicing Fee	7,514.50
Interest Reductions due to Nonrecoverability Determination	(174,564.61)	Certificate Administrator Fee	4,853.05
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	395.84
ARD Interest	0.00	Operating Advisor Fee	2,058.39
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	197.92
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,344,283.50	Total Fees	15,019.71

Principal		Expenses/Reimbursements
Scheduled Principal	504,853.06	Reimbursement for Interest on Advances	214.28
Unscheduled Principal Collections		ASER Amount	(101,841.75)
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	49,463.04
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	504,853.06	Total Expenses/Reimbursements	(52,164.43)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,381,428.22
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	504,853.06
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,886,281.28
Total Funds Collected	3,849,136.56	Total Funds Distributed	3,849,136.56

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	950,026,146.04	950,026,146.04	Beginning Certificate Balance	950,026,145.80
(-) Scheduled Principal Collections	504,853.06	504,853.06	(-) Principal Distributions	504,853.06
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	949,521,292.98	949,521,292.98	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	950,692,089.03	950,692,089.03	Ending Certificate Balance	949,521,292.74
Ending Actual Collateral Balance	950,187,235.97	950,187,235.97

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.24)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.24)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.42%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	17	100,738,048.21	10.61%	10	4.3922	NAP	Defeased	17	100,738,048.21	10.61%	10	4.3922	NAP
10,000,000 or less	7	37,775,154.98	3.98%	14	4.9086	1.876752	1.40 or less	7	177,161,382.72	18.66%	13	4.8328	(0.353635)
10,000,001 to 20,000,000	4	55,504,360.85	5.85%	13	5.1259	1.054615	1.41-1.50	3	72,156,686.02	7.60%	13	4.6658	1.457613
20,000,001 to 30,000,000	3	80,303,789.77	8.46%	12	4.1212	1.385083	1.51-1.60	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 40,000,000	1	33,500,000.00	3.53%	14	4.9780	2.030000	1.61-1.70	0	0.00	0.00%	0	0.0000	0.000000
40,000,001 to 50,000,000	2	92,200,000.00	9.71%	14	4.3124	2.458698	1.71-2.00	4	258,574,347.78	27.23%	14	4.5300	1.909406
50,000,001 to 60,000,000	3	162,624,791.39	17.13%	13	4.6718	0.055114	2.01-2.20	2	38,473,249.25	4.05%	14	4.9527	2.040341
60,000,001 to 80,000,000	3	204,374,347.78	21.52%	14	4.4575	2.993949	2.21-3.00	7	181,917,579.00	19.16%	13	4.0431	2.636377
80,000,001 or greater	2	182,500,800.00	19.22%	14	4.0647	2.423152	3.01 or greater	2	120,500,000.00	12.69%	13	4.0462	4.183237
Totals	42	949,521,292.98	100.00%	13	4.4446	1.888874	Totals	42	949,521,292.98	100.00%	13	4.4446	1.888874
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	41	100,738,048.21	10.61%	10	4.3922	NAP
							Defeased	41	100,738,048.21	10.61%	10	4.3922	NAP
California	5	43,888,438.15	4.62%	12	4.6007	1.037469
							Industrial	4	109,622,961.53	11.55%	14	4.9358	1.961343
Colorado	2	110,622,561.00	11.65%	13	4.7723	(0.605305)
							Lodging	1	12,599,695.48	1.33%	13	5.2460	1.090000
Florida	2	17,099,695.48	1.80%	13	5.0523	1.505797
							Mixed Use	3	159,622,561.00	16.81%	13	4.5114	2.207486
Maryland	3	104,466,715.07	11.00%	12	3.9977	4.125987
							Office	8	381,956,854.28	40.23%	14	4.2544	1.720075
Massachusetts	1	6,600,000.00	0.70%	13	4.8200	2.340000
							Retail	11	184,981,172.48	19.48%	13	4.4628	1.947929
New Jersey	1	44,200,000.00	4.65%	13	4.4355	1.860000
							Totals	68	949,521,292.98	100.00%	13	4.4446	1.888874
New York	3	197,500,800.00	20.80%	13	4.2777	2.042661

North Carolina	1	33,500,000.00	3.53%	14	4.9780	2.030000

Ohio	1	4,973,249.25	0.52%	14	4.7820	2.110000

Pennsylvania	1	3,876,865.97	0.41%	12	5.3130	1.070000

Tennessee	1	35,249,057.23	3.71%	15	4.8770	1.860000

Texas	4	139,305,862.62	14.67%	14	4.5205	2.071438

Virginia	1	25,000,000.00	2.63%	15	4.3260	2.640000

Washington, DC	1	82,500,000.00	8.69%	15	4.2460	1.930000

Totals	68	949,521,292.98	100.00%	13	4.4446	1.888874

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	17	100,738,048.21	10.61%	10	4.3922	NAP	Defeased	17	100,738,048.21	10.61%	10	4.3922	NAP
	3.000% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.001% to 3.500%	1	27,803,789.77	2.93%	9	3.3335	2.230000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 4.000%	2	172,500,800.00	18.17%	13	3.9277	3.725213	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	6	302,702,230.39	31.88%	14	4.3337	1.491037	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	10	235,274,232.78	24.78%	14	4.7932	1.504179	49 months or greater	25	848,783,244.77	89.39%	13	4.4509	1.883203
	5.001% to 5.250%	5	106,625,325.86	11.23%	13	5.1346	0.791964	Totals	42	949,521,292.98	100.00%	13	4.4446	1.888874
	5.251% or greater	1	3,876,865.97	0.41%	12	5.3130	1.070000
	Totals	42	949,521,292.98	100.00%	13	4.4446	1.888874
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	17	100,738,048.21	10.61%	10	4.3922	NAP	Defeased	17	100,738,048.21	10.61%	10	4.3922	NAP
	113 months or less	25	848,783,244.77	89.39%	13	4.4509	1.883203	Interest Only	13	624,923,361.00	65.81%	14	4.3745	1.989761
	114 months or greater	0	0.00	0.00%	0	0.0000	0.000000	353 months or less	12	223,859,883.77	23.58%	13	4.6641	1.585739
	Totals	42	949,521,292.98	100.00%	13	4.4446	1.888874	354 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Other	0	0.00	0.00%	0	0.0000	0.000000
								Totals	42	949,521,292.98	100.00%	13	4.4446	1.888874
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	17	100,738,048.21	10.61%	10	4.3922	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	25	848,783,244.77	89.39%	13	4.4509	1.883203
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	42	949,521,292.98	100.00%	13	4.4446	1.888874
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30520939	OF	New York	NY	Actual/360	3.915%	326,263.44	0.00	0.00	N/A	01/06/27	--	100,000,800.00	100,000,800.00	12/05/25
2	30312184	OF	Washington	DC	Actual/360	4.246%	291,912.50	0.00	0.00	N/A	03/06/27	--	82,500,000.00	82,500,000.00	12/05/25
3	30311499	IN	Various	Various	Actual/360	3.974%	149,370.85	19,443.85	0.00	N/A	09/04/26	--	45,104,433.20	45,084,989.35	12/05/25
3B	30503971				Actual/360	3.974%	7,680.50	986.43	0.00	N/A	09/04/26	--	2,319,225.54	2,318,239.11	12/05/25
3C	30509426				Actual/360	3.974%	4,570.49	587.00	0.00	N/A	09/04/26	06/06/26	1,380,117.34	1,379,530.34	12/05/25
3D	30509514				Actual/360	3.974%	4,307.34	553.20	0.00	N/A	09/04/26	06/06/26	1,300,655.50	1,300,102.30	12/05/25
3E	30509566				Actual/360	3.974%	2,883.81	370.38	0.00	N/A	09/04/26	--	870,803.44	870,433.06	12/05/25
3F	30509850				Actual/360	3.974%	7,226.80	940.73	0.00	N/A	09/04/26	06/06/26	2,182,224.93	2,181,284.20	12/05/25
3G	30509942				Actual/360	3.974%	5,748.02	748.23	0.00	N/A	09/04/26	06/06/26	1,735,688.20	1,734,939.97	12/05/25
3H	30509965				Actual/360	3.974%	5,883.43	765.86	0.00	N/A	09/04/26	06/06/26	1,776,576.20	1,775,810.34	12/05/25
3I	30510015				Actual/360	3.974%	1,814.89	236.25	0.00	N/A	09/04/26	06/06/26	548,028.42	547,792.17	12/05/25
3J	30510473				Actual/360	3.974%	3,924.56	510.87	0.00	N/A	09/04/26	06/06/26	1,185,069.47	1,184,558.60	12/05/25
3K	30510611				Actual/360	3.974%	8,353.46	1,087.39	0.00	N/A	09/04/26	06/06/26	2,522,433.50	2,521,346.11	12/05/25
3L	30510913				Actual/360	3.974%	1,402.64	182.59	0.00	N/A	09/04/26	06/06/26	423,545.62	423,363.03	12/05/25
3M	30511661				Actual/360	3.974%	20,342.35	2,648.00	0.00	N/A	09/04/26	06/06/26	6,142,632.52	6,139,984.52	12/05/25
3N	30511667				Actual/360	3.974%	4,821.44	627.62	0.00	N/A	09/04/26	06/06/26	1,455,896.81	1,455,269.19	12/05/25
3O	30511957				Actual/360	3.974%	6,034.58	785.53	0.00	N/A	09/04/26	06/06/26	1,822,217.69	1,821,432.16	12/05/25
4	30312187	MU	Rockville	MD	Actual/360	3.945%	238,343.75	0.00	0.00	N/A	01/06/27	--	72,500,000.00	72,500,000.00	12/05/25
5	30312189	RT	New York	NY	Actual/360	4.617%	269,354.17	0.00	0.00	N/A	02/06/27	--	70,000,000.00	70,000,000.00	12/05/25
6	30312190	IN	Various	Various	Actual/360	4.877%	251,856.39	95,648.51	0.00	N/A	03/06/27	--	61,969,996.29	61,874,347.78	12/05/25
7	30312191	MU	Denver	CO	Actual/360	5.098%	253,321.36	0.00	0.00	N/A	01/06/27	--	59,622,561.00	59,622,561.00	12/05/25
8	30312192	OF	Plano	TX	Actual/360	4.458%	193,555.61	98,876.23	0.00	N/A	01/06/27	--	52,101,106.62	52,002,230.39	12/05/25
9	30312194	OF	Denver	CO	Actual/360	4.391%	186,617.50	0.00	0.00	N/A	01/06/27	--	51,000,000.00	51,000,000.00	12/05/25
10	30312195	OF	Houston	TX	Actual/360	4.199%	167,960.00	0.00	0.00	N/A	02/06/27	--	48,000,000.00	48,000,000.00	12/05/25
11	30312196	RT	Clifton	NJ	Actual/360	4.436%	163,374.25	0.00	0.00	N/A	01/06/27	--	44,200,000.00	44,200,000.00	12/05/25
12	30312179	RT	Various	Various	Actual/360	3.333%	77,449.07	76,481.72	0.00	N/A	09/06/26	--	27,880,271.49	27,803,789.77	12/05/25
13	30312180	IN	Lincolnton	NC	Actual/360	4.978%	138,969.17	0.00	0.00	N/A	02/06/27	--	33,500,000.00	33,500,000.00	12/05/25
15	30312197	MU	Richmond	VA	Actual/360	5.470%	112,121.15	46,333.14	0.00	N/A	01/06/27	--	24,596,961.27	24,550,628.13	12/05/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
16	30312198	MU	New York	NY	Actual/360	4.731%	0.00	0.00	0.00	N/A	01/06/27	--	27,500,000.00	27,500,000.00	05/06/24
17	30312199	OF	Arlington	VA	Actual/360	4.326%	90,125.00	0.00	0.00	N/A	03/05/27	--	25,000,000.00	25,000,000.00	12/05/25
19	30312202	OF	San Francisco	CA	Actual/360	4.967%	0.00	0.00	0.00	N/A	01/06/27	--	15,977,709.94	15,977,709.94	11/06/23
20	30312203	IN	Upper Marlboro	MD	Actual/360	5.092%	60,582.05	28,381.11	0.00	N/A	01/06/27	--	14,276,994.86	14,248,613.75	12/05/25
21	30312204	LO	Fort Walton Beach	FL	Actual/360	5.246%	55,259.08	40,582.80	0.00	N/A	01/06/27	--	12,640,278.28	12,599,695.48	12/05/25
22	30312183	RT	Cedar Hill	TX	Actual/360	5.245%	55,514.81	22,854.15	0.00	N/A	02/05/27	--	12,701,195.83	12,678,341.68	12/05/25
25	30312207	OF	Lancaster	CA	Actual/360	5.128%	32,054.45	24,195.16	0.00	N/A	02/05/27	--	7,500,309.11	7,476,113.95	12/05/25
26	30312208	RT	Citrus Heights	CA	Actual/360	4.874%	26,785.90	10,254.43	0.00	N/A	02/05/27	--	6,594,804.76	6,584,550.33	12/05/25
27	30312209	RT	Braintree	MA	Actual/360	4.820%	26,510.00	0.00	0.00	N/A	01/06/27	--	6,600,000.00	6,600,000.00	12/05/25
28	30312210	RT	Kennesaw	GA	Actual/360	4.966%	22,581.66	8,358.72	0.00	N/A	02/05/27	--	5,456,704.35	5,448,345.63	12/05/25
29	30312211	RT	Aurora	OH	Actual/360	4.782%	19,856.63	9,594.63	0.00	N/A	02/05/27	--	4,982,843.88	4,973,249.25	12/05/25
30	30312212	RT	Fort Lauderdale	FL	Actual/360	4.510%	16,912.50	0.00	0.00	N/A	01/06/27	--	4,500,000.00	4,500,000.00	12/05/25
31	30312213	RT	Tarentum	PA	Actual/360	5.313%	17,195.79	6,995.09	0.00	N/A	12/04/26	--	3,883,861.06	3,876,865.97	12/05/25
32	30312214	RT	Santa Paula	CA	Actual/360	4.915%	15,442.11	5,823.44	0.00	N/A	02/05/27	--	3,770,198.92	3,764,375.48	12/05/25
Totals							3,344,283.50	504,853.06	0.00				950,026,146.04	949,521,292.98
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	33,721,248.34	33,892,326.16	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2	4,816,546.87	21,007,973.94	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3D	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3E	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3F	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3G	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3H	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3I	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3J	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3K	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3L	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3M	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3N	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3O	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4	27,119,830.18	27,693,137.53	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	6,384,466.12	6,464,931.65	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	7,115,412.09	2,133,651.67	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	781,850.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	9,244,501.01	9,569,093.35	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	4,873,160.35	(3,079,768.11)	01/01/25	09/30/25	11/06/25	26,934,146.88	0.00	0.00	0.00	0.00	0.00
10	6,256,766.53	6,924,545.65	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,970,788.69	3,822,998.14	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	12,440,830.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,660,249.83	3,718,649.88	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
16	0.00	(665,408.58)	01/01/25	06/30/25	06/06/25	11,852,034.57	471,745.32	(790.17)	951,970.97	1,250,899.86	0.00
17	23,613,469.35	24,337,995.24	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	(42,177.40)	01/01/25	06/30/25	06/06/25	9,734,002.47	970,613.10	(592.24)	1,125,041.98	188,044.07	0.00
20	2,401,237.62	2,548,760.41	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,281,230.80	1,470,679.55	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,449,558.81	1,461,593.04	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,096,386.26	991,370.87	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	604,958.90	605,885.96	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	829,519.36	761,588.71	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	727,456.37	793,936.41	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	587,833.93	564,412.87	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
31	371,643.89	325,135.61	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	612,977.49	636,575.40	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	153,961,923.88	145,937,887.95				48,520,183.92	1,442,358.42	(1,382.41)	2,077,012.95	1,438,943.93	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/12/25	0	0.00	0	0.00	2	43,477,709.94	0	0.00	1	15,977,709.94	0	0.00	0	0.00	0	0.00	4.444636%	4.424355%	13
11/13/25	0	0.00	0	0.00	2	43,477,709.94	0	0.00	1	15,977,709.94	0	0.00	0	0.00	0	0.00	4.444738%	4.424454%	14
10/10/25	2	110,622,561.00	0	0.00	2	43,477,709.94	0	0.00	1	15,977,709.94	0	0.00	0	0.00	0	0.00	4.444828%	4.424542%	15
09/12/25	0	0.00	0	0.00	2	43,477,709.94	0	0.00	1	15,977,709.94	1	51,000,000.00	0	0.00	0	0.00	4.444929%	4.424640%	16
08/12/25	0	0.00	0	0.00	2	43,477,709.94	0	0.00	1	15,977,709.94	0	0.00	0	0.00	0	0.00	4.445018%	4.424726%	17
07/11/25	0	0.00	0	0.00	2	43,509,511.28	0	0.00	1	16,009,511.28	0	0.00	0	0.00	0	0.00	4.445123%	4.424828%	18
06/12/25	1	51,000,000.00	0	0.00	2	43,543,381.29	0	0.00	1	16,043,381.29	0	0.00	0	0.00	0	0.00	4.445240%	4.424942%	19
05/12/25	1	51,000,000.00	0	0.00	2	43,574,902.94	0	0.00	1	16,074,902.94	0	0.00	0	0.00	0	0.00	4.445344%	4.425042%	20
04/11/25	0	0.00	0	0.00	2	43,608,503.40	0	0.00	1	16,108,503.40	0	0.00	0	0.00	0	0.00	4.445460%	4.425154%	21
03/12/25	0	0.00	0	0.00	2	43,639,747.70	0	0.00	1	16,139,747.70	0	0.00	0	0.00	0	0.00	4.445562%	4.425253%	22
02/12/25	0	0.00	0	0.00	2	43,677,526.56	0	0.00	1	16,177,526.56	1	47,108,715.31	0	0.00	0	0.00	4.445703%	4.425390%	23
01/13/25	0	0.00	0	0.00	2	43,708,476.89	0	0.00	1	16,208,476.89	1	48,591,117.70	0	0.00	0	0.00	4.445803%	4.425487%	24
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
16	30312198	05/06/24	18	6	(790.17)	951,970.97	1,458,535.48	27,500,000.00	01/29/24	2
19	30312202	11/06/23	24	6	(592.24)	1,125,041.98	214,278.17	16,643,652.93	08/08/23	2			07/25/24
Totals					(1,382.41)	2,077,012.95	1,672,813.65	44,143,652.93
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		22,465,413	22,465,413	0		0
7 - 12 Months		79,954,317	79,954,317	0		0
13 - 24 Months		847,101,563	803,623,853	27,500,000		15,977,710
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-25	949,521,293	906,043,583	0	0	27,500,000	15,977,710
Nov-25	950,026,146	906,548,436	0	0	27,500,000	15,977,710
Oct-25	950,497,883	796,397,612	110,622,561	0	27,500,000	15,977,710
Sep-25	950,999,182	907,521,472	0	0	27,500,000	15,977,710
Aug-25	951,467,262	907,989,552	0	0	27,500,000	15,977,710
Jul-25	951,965,390	908,455,879	0	0	27,500,000	16,009,511
Jun-25	952,495,345	857,951,964	51,000,000	0	27,500,000	16,043,381
May-25	952,989,580	858,414,677	51,000,000	0	27,500,000	16,074,903
Apr-25	953,515,783	909,907,279	0	0	27,500,000	16,108,503
Mar-25	954,006,156	910,366,408	0	0	27,500,000	16,139,748
Feb-25	954,596,575	910,919,049	0	0	27,500,000	16,177,527
Jan-25	955,082,837	911,374,360	0	0	27,500,000	16,208,477
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	30312184	82,500,000.00	82,500,000.00	404,000,000.00	12/14/16	20,212,580.94	1.93000	06/30/25	03/06/27	I/O
7	30312191	59,622,561.00	59,622,561.00	95,500,000.00	11/10/16	505,295.11	0.16000	12/31/24	01/06/27	I/O
9	30312194	51,000,000.00	51,000,000.00	12,100,000.00	07/21/25	(3,407,884.11)	(1.50000)	09/30/25	01/06/27	I/O
16	30312198	27,500,000.00	27,500,000.00	20,000,000.00	03/31/25	(801,701.58)	(0.61000)	06/30/25	01/06/27	I/O
19	30312202	15,977,709.94	16,643,652.93	9,250,000.00	04/23/25	(430,019.48)	(0.36000)	06/30/25	01/06/27	252
Totals		236,600,270.94	237,266,213.93	540,850,000.00		16,078,270.88

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	30312184	OF	DC	05/16/24	98

The loan transferred to the Special Servicer for Imminent Monetary Default. PNL has been executed and negotiations are in process with the Borrower. The largest tenant CFTC extended for 1 additional year and has an option for a 2nd year.

	The loan remains current at this time. Borrower and Lender are discussing leasing opportunities with existing and new tenants.

7	30312191	MU	CO	12/13/21	98

The Loan is currently in Special Servicing due to non-compliance with cash management requirements following a failed DSCR trigger. Despite multiple outreach attempts from the Special Servicer, the Borrower did not finalize the previously approved reinstatement agreement. Recently, the Borrower re-engaged in discussions regarding reinstatement, but those conversations did not result in a successful resolution. The Special Servicer continues to monitor the Loan and collect the

	required financial statements

9	30312194	OF	CO	10/31/24	1

The loan transferred to special servicing on 10/31/2024 for imminent monetary default and the loan went into payment default beginning with the 3/2025 payment. On 8/29/2025, lender and borrower parties executed a loan modification

	agreement and the loan is expected to return to the master servicer in 12/2025.

16	30312198	MU	NY	01/29/24	2

The Loan transferred to Special Servicing following the filing of a lis pendens against the Property. Additionally, the Loan is in payment default, among other non-monetary defaults. Special servicer has filed a foreclosure complaint and receiver motion. Lender''s motion for a receiver was granted on 9/16/2024. Lender has filed its motion for summary judgment and a response from borrower was due 3/31/2025. Summary judgment was granted 4/23/2025. Foreclosure judgment was signed in 10/2025, Sale date has ye t to be scheduled by the court. Special Servicer awaiting transfer of title and will dispo the asset once obtained. Updates will be provided as they become available.

19	30312202	OF	CA	08/08/23	2

Loan transferred to special servicing in August 2023 and a pre-negotiation letter was sent to Borrower and subsequently executed. Borrower requested to turn keys over to lender and a foreclosure was finalized in September 2024. SS is

	expecting to pursue a lease-up strategy prior to disposition in an effort to capture tenant demand within the submarket.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	30311499	0.00	3.97400%	0.00	3.97400%	8	10/06/22	10/06/22	11/03/22
3	30311499	0.00	3.97400%	0.00	3.97400%	8	12/21/22	12/06/22	01/06/23
3	30311499	0.00	3.97400%	0.00	3.97400%	8	02/02/23	01/06/23	02/02/23
3	30311499	0.00	3.97400%	0.00	3.97400%	8	06/29/23	06/06/23	07/06/23
3	30311499	0.00	3.97400%	0.00	3.97400%	8	07/13/23	07/06/23	07/18/23
3	30311499	0.00	3.97400%	0.00	3.97400%	8	08/01/23	08/06/23	08/07/23
3	30311499	0.00	3.97400%	0.00	3.97400%	8	02/23/24	02/06/24	03/04/24
3	30311499	0.00	3.97400%	0.00	3.97400%	8	07/11/24	07/06/24	07/25/24
3	30311499	0.00	3.97400%	0.00	3.97400%	8	12/05/24	12/06/24	01/02/25
3	30311499	0.00	3.97400%	0.00	3.97400%	8	01/03/25	01/06/25	01/22/25
9	30312194	0.00	4.39100%	0.00	4.39100%	8	08/29/25	08/29/25	09/08/25
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	17,187.50	0.00	0.00	0.00	0.00	0.00	347.02	0.00	0.00	0.00
7	0.00	0.00	12,421.37	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	10,625.00	0.00	0.00	(101,841.75)	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	5,729.17	0.00	0.00	0.00	0.00	108,430.21	0.00	0.00	0.00	0.00
19	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	66,134.40	0.00	0.00	0.00	0.00
21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(132.74)	0.00	0.00	0.00
Total	0.00	0.00	49,463.04	0.00	0.00	(101,841.75)	0.00	174,564.61	214.28	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		122,400.18

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27